UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 22.1%
Diversified Retail - 1.9%
Floor & Decor Holdings, Inc.-Class A (a)	298,712	$9,678,269
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	741,162	28,386,504

		38,064,773

Education Services - 4.1%
2U, Inc. (a)	374,440	16,999,576
Bright Horizons Family Solutions, Inc. (a)	406,528	30,944,912
Grand Canyon Education, Inc. (a)	433,183	32,558,034

		80,502,522

Entertainment - 1.3%
IMAX Corp. (a)	839,350	25,600,175

Leisure Time - 4.5%
Expedia, Inc.	131,675	17,607,581
Planet Fitness, Inc.	1,638,603	34,082,942
Vail Resorts, Inc.	189,370	37,430,874

		89,121,397

Radio & TV Broadcasters - 0.8%
Pandora Media, Inc. (a)(b)	1,378,876	14,960,805

Restaurants - 3.4%
Buffalo Wild Wings, Inc. (a)	139,919	22,044,238
Dave & Buster’s Entertainment, Inc. (a)	379,148	24,269,264
Panera Bread Co.-Class A (a)	69,740	21,806,303

		68,119,805

Specialty Retail - 6.0%
Burlington Stores, Inc. (a)	331,650	32,806,818
Five Below, Inc. (a)	658,598	32,350,334
Lithia Motors, Inc.-Class A	293,900	28,082,145
Ulta Salon Cosmetics & Fragrance, Inc. (a)	90,335	25,423,882

		118,663,179

Textiles, Apparel & Shoes - 0.1%
Honest Co. (The) (a)(c)(d)	42,660	1,731,143

		436,763,799

Producer Durables - 20.8%
Aerospace - 1.3%
TransDigm Group, Inc.	105,115	25,935,024

Back Office Support, HR & Consulting - 3.0%
Copart, Inc. (a)	895,170	27,660,753
CoStar Group, Inc. (a)	130,702	31,484,805

		59,145,558

Commercial Services - 0.5%
Advanced Disposal Services, Inc. (a)(b)	382,502	9,095,897

Company	Shares	U.S. $ Value
Commercial Services: Rental & Leasing - 0.2%
SiteOne Landscape Supply, Inc. (a)	75,190	3,594,834

Diversified Manufacturing Operations - 1.3%
Carlisle Cos., Inc.	250,248	25,372,645

Engineering & Contracting Services - 1.2%
Dycom Industries, Inc. (a)(b)	229,490	24,247,913

International Trade & Diversified Logistics - 1.1%
MSC Industrial Direct Co., Inc.-Class A	239,170	21,412,890

Machinery: Industrial - 3.9%
Kennametal, Inc.	312,160	12,979,613
Middleby Corp. (The) (a)	212,100	28,873,173
Nordson Corp.	281,310	35,220,012

		77,072,798

Machinery: Tools - 1.5%
Lincoln Electric Holdings, Inc.	337,587	30,055,371

Railroads - 1.1%
Genesee & Wyoming, Inc.-Class A (a)	325,151	22,032,232

Scientific Instruments: Control & Filter - 1.7%
IDEX Corp.	322,223	33,756,081

Scientific Instruments: Electrical - 2.7%
AMETEK, Inc.	404,999	23,165,943
AO Smith Corp.	573,650	30,908,262

		54,074,205

Transportation Miscellaneous - 1.3%
Expeditors International of Washington, Inc.	443,447	24,872,942

		410,668,390

Technology - 20.2%
Communications Technology - 0.9%
Lumentum Holdings, Inc. (a)	396,800	16,963,200

Computer Services, Software & Systems - 12.3%
Aspen Technology, Inc. (a)	369,058	22,693,376
CyberArk Software Ltd. (a)	468,170	24,770,875
Ellie Mae, Inc. (a)	220,020	22,389,235
GrubHub, Inc. (a)(b)	561,600	24,137,568
Guidewire Software, Inc. (a)	296,129	18,208,972
HubSpot, Inc. (a)	306,930	20,579,656
Splunk, Inc. (a)(b)	400,771	25,773,583
Trade Desk, Inc. (The)-Class A (a)(b)	525,902	19,642,440
Tyler Technologies, Inc. (a)	187,440	30,663,310
Ultimate Software Group, Inc. (The) (a)	89,187	18,075,529
Wix.com Ltd. (a)	200,528	16,533,534

		243,468,078

Computer Technology - 1.7%
LogMeIn, Inc.	287,820	32,523,660

Company	Shares	U.S. $ Value
Electronic Entertainment - 1.4%
Take-Two Interactive Software, Inc. (a)	438,503	27,559,914

Electronics - 1.2%
Coherent, Inc. (a)	110,200	23,759,120

Semiconductors & Component - 1.7%
Microsemi Corp. (a)	328,550	15,422,137
ON Semiconductor Corp. (a)	1,221,642	17,322,884

		32,745,021

Telecommunications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	145,830	20,363,701

		397,382,694

Health Care - 16.5%
Biotechnology - 4.8%
Alder Biopharmaceuticals, Inc. (a)(b)	318,327	6,382,456
Avexis, Inc. (a)(b)	53,030	4,268,915
Blueprint Medicines Corp. (a)	228,268	10,632,724
Clovis Oncology, Inc. (a)	173,670	10,053,756
DBV Technologies SA (Sponsored ADR) (a)	258,823	9,144,217
Loxo Oncology, Inc. (a)	184,888	8,515,941
Neurocrine Biosciences, Inc. (a)	268,580	14,342,172
Prothena Corp. PLC (a)(b)	190,850	10,330,711
TESARO, Inc. (a)	76,153	11,239,421
Ultragenyx Pharmaceutical, Inc. (a)	138,280	8,903,849

		93,814,162

Health Care Management Services - 1.1%
ICON PLC (a)	251,927	21,285,312

Health Care Services - 0.9%
Teladoc, Inc. (a)(b)	747,566	18,539,637

Medical & Dental Instruments & Supplies - 5.0%
Align Technology, Inc. (a)	257,030	34,601,379
DENTSPLY SIRONA, Inc.	225,243	14,244,367
Nevro Corp. (a)(b)	268,692	25,316,160
Penumbra, Inc. (a)(b)	288,712	24,670,441

		98,832,347

Medical Equipment - 2.2%
DexCom, Inc. (a)	335,357	26,144,432
Glaukos Corp. (a)	378,520	17,991,055

		44,135,487

Pharmaceuticals - 2.5%
Akorn, Inc. (a)	530,719	17,752,551
GW Pharmaceuticals PLC (ADR) (a)(b)	71,513	8,490,738
Medicines Co. (The) (a)(b)	264,140	13,027,385
Sage Therapeutics, Inc. (a)	127,131	9,026,301

		48,296,975

		324,903,920

Company	Shares	U.S. $ Value
Financial Services - 8.9%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc.	144,908	23,995,316

Banks: Diversified - 4.1%
First Republic Bank/CA	279,596	25,851,446
Signature Bank/New York NY (a)	170,771	23,643,245
SVB Financial Group (a)	181,891	32,001,903

		81,496,594

Diversified Financial Services - 2.3%
Lazard Ltd.-Class A	569,223	24,442,435
Stifel Financial Corp. (a)	413,263	20,196,163

		44,638,598

Financial Data & Systems - 1.3%
Vantiv, Inc.-Class A (a)	403,278	25,019,367

		175,149,875

Materials & Processing - 6.8%
Building Materials - 2.3%
Martin Marietta Materials, Inc.	118,449	26,081,285
Watsco, Inc.	139,022	19,296,254

		45,377,539

Building: Climate Control - 1.7%
Lennox International, Inc.	196,180	32,446,210

Chemicals: Diversified - 1.3%
PolyOne Corp.	676,134	26,511,214

Diversified Materials & Processing - 1.5%
Hexcel Corp.	565,661	29,272,957

		133,607,920

Energy - 2.2%
Oil Well Equipment & Services - 0.7%
Superior Energy Services, Inc. (a)	1,174,120	14,183,370

Oil: Crude Producers - 1.5%
Parsley Energy, Inc.-Class A (a)	544,615	16,224,081
PDC Energy, Inc. (a)	250,716	13,847,044

		30,071,125

		44,254,495

Utilities - 1.9%
Utilities: Telecommunications - 1.9%
8x8, Inc. (a)	1,453,200	21,144,060
Vonage Holdings Corp. (a)	2,389,690	16,034,820

		37,178,880

Consumer Staples - 0.5%
Foods - 0.5%
AdvancePierre Foods Holdings, Inc.	253,863	10,311,915

Total Common Stocks (cost $1,472,974,121)		1,970,221,888

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (e)(f) (cost $10,973,097)	10,973,097	10,973,097

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $1,483,947,218)		1,981,194,985

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%
Investment Companies - 5.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.57% (e)(f) (cost $111,176,432)	111,176,432	111,176,432

Total Investments - 106.1% (cost $1,595,123,650) (g)		2,092,371,417
Other assets less liabilities - (6.1)%		(120,632,653)

Net Assets - 100.0%		$1,971,738,764

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of April 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $517,217,449 and gross unrealized depreciation of investments was $(19,969,682), resulting in net unrealized appreciation of $497,247,767.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Growth Fund, Inc.

April 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$435,032,656		$	– 0	–	$1,731,143		$436,763,799
Producer Durables	410,668,390			– 0	–	– 0	–	410,668,390
Technology	397,382,694			– 0	–	– 0	–	397,382,694
Health Care	324,903,920			– 0	–	– 0	–	324,903,920
Financial Services	175,149,875			– 0	–	– 0	–	175,149,875
Materials & Processing	133,607,920			– 0	–	– 0	–	133,607,920
Energy	44,254,495			– 0	–	– 0	–	44,254,495
Utilities	37,178,880			– 0	–	– 0	–	37,178,880
Consumer Staples	10,311,915			– 0	–	– 0	–	10,311,915
Short-Term Investments	10,973,097			– 0	–	– 0	–	10,973,097
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	111,176,432			– 0	–	– 0	–	111,176,432

Total Investments in Securities	2,090,640,274			– 0	–	1,731,143		2,092,371,417
Other Financial Instruments (a)	– 0	–		– 0	–	– 0	–	– 0	–

Total (b)	$2,090,640,274		$	– 0	–	$1,731,143		$2,092,371,417

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 7/31/16	$1,743,088		$1,743,088
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(11,945)		(11,945)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 4/30/17	$1,731,143		$1,731,143

Net change in unrealized appreciation/depreciation from investments held as of 4/30/17	$(11,945)		$(11,945)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$54,910	$468,274	$512,211	$10,973	$79

A summary of the Fund’s investments of cash collateral for securities lending transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended April 30, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$146,103	$912,354	$947,281	$111,176	$367

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2017